Short-Term Debt (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Debt [Abstract]
Schedule of Short-Term Debt	The short-term debt was as follows:
	September 30, 2024	March 31, 2025
	RMB	RMB
Short-term debt	32,070	35,702